Additional Information of Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Changes in Operating Assets and Liabilities
(a)	Changes in operating assets and liabilities for the years ended December 31, 2021, 2022 and 2023 were as follows:

(in millions of Won)	2021		2022	2023
Trade accounts and notes receivable	￦	(1,492,664)	531,848	(982,726)
Other receivables		(441,412)	(96,141)	32,827
Inventories		(6,346,717)	(195,309)	1,312,800
Other current assets		(210,614)	(230,084)	265,296
Other non-current assets		(246,066)	42,767	(214,331)
Trade accounts and notes payable		1,401,942	141,925	(118,796)
Other payables		170,209	611,932	(301,561)
Other current liabilities		241,998	(213,738)	15,213
Provisions		(154,471)	(295,624)	(318,955)
Payments of severance benefits		(253,207)	(300,353)	(263,548)
Plan assets		(186,548)	(59,461)	(45,535)
Other non-current liabilities		473,240	(306,251)	(468,213)

	￦	(7,044,310)	(368,489)	(1,087,529)

Changes in Liabilities Arising from Financial Activities
(b)	Changes in liabilities arising from financial activities for the years ended December 31, 2022 and 2023 were as follows:

1)	December 31, 2022

(in millions of Won)	Liabilities					Derivatives that hedge borrowings
	Short-term borrowings		Long-term borrowings	Dividend payable	Finance lease liabilities
Beginning	￦	5,110,424	16,630,792	4,046	778,014	(107,982)
Changes from financing cash flows		1,764,569	415,692	(1,234,899)	(268,082)	102,973
Changes arising from obtaining or losing control of subsidiaries or other business		—	142,290	—	193,572	—
The effect of changes in foreign exchange rates		(41,873)	355,540	—	(96,771)	—
Changes in fair values		—	(85,790)	—	—	(186,488)

Other changes:
Decrease in retained earnings		—	—	1,138,107	—	—
Decrease in non-controlling interest		—	—	97,117	—	—
Interest expenses		—	14,018	—	34,935	—
Increase in lease assets		—	—	—	181,814	—

Ending	￦	6,833,120	17,472,542	4,371	823,482	(191,497)

2)	December 31, 2023

(in millions of Won)	Liabilities					Derivatives that hedge borrowings
	Short-term borrowings		Long-term borrowings	Dividend payable	Finance lease liabilities
Beginning	￦	6,833,120	17,472,542	4,371	823,482	(191,497)
Changes from financing cash flows		(2,524,077)	3,356,103	(825,495)	(222,829)	102,707
The effect of changes in foreign exchange rates		650,237	(139,863)	—	38,909	—
Changes in fair values		—	305,562	—	—	(41,201)

Other changes:
Decrease in retained earnings		—	—	720,770	—	—
Decrease in non-controlling interest		—	—	103,615	—	—
Interest expenses		—	16,755	—	41,109	—
Increase in lease assets		—	—	—	243,649	—

Ending	￦	4,959,280	21,011,099	3,261	924,320	(129,991)